Major Restructuring Costs - Summary of Major restructuring charges by programme (Detail) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure of restructuring costs [line items]
Cash restructuring charges	£ 485
Non cash restructuring Charges	620
Restructuring costs	1,105
2018 major restructuring programme (including Tesaro) [Member]
Disclosure of restructuring costs [line items]
Cash restructuring charges	227
Non cash restructuring Charges	572
Restructuring costs	799
Consumer Healthcare Joint Venture integration programme [Member]
Disclosure of restructuring costs [line items]
Cash restructuring charges	248
Non cash restructuring Charges	4
Restructuring costs	252
Combined Restructuring And Integration Programme [Member]
Disclosure of restructuring costs [line items]
Cash restructuring charges	10
Non cash restructuring Charges	44
Restructuring costs	£ 54